Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 264,935		¥ 162,149
Additions	14,621		102,618
Measurement period adjustments	(1,824)
Impairment	(576)	$ (81)	0	¥ (494)
Deconsolidation of a subsidiary	(384)
Foreign currency translation adjustments	10		168
Goodwill at the end of period	276,782	39,089	264,935	162,149
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	281,302		268,879
Accumulated impairment losses of goodwill	4,520		3,944
Impairment losses on goodwill	576	$ 81	0	494
Core commerce
Changes in goodwill
Goodwill at the beginning of period	197,715		116,798
Additions	12,695		80,760
Measurement period adjustments	(532)
Deconsolidation of a subsidiary	(299)
Foreign currency translation adjustments	(46)		157
Goodwill at the end of period	209,533		197,715	116,798
Cloud computing
Changes in goodwill
Goodwill at the beginning of period	1,461		368
Additions	1,111		1,118
Deconsolidation of a subsidiary	(85)
Foreign currency translation adjustments	23		(25)
Goodwill at the end of period	2,510		1,461	368
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period	60,508		40,307
Additions			20,165
Measurement period adjustments	(1,292)
Impairment	(576)
Foreign currency translation adjustments	33		36
Goodwill at the end of period	58,673		60,508	40,307
Goodwill, Impaired, Accumulated Impairment Loss
Impairment losses on goodwill	576
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period	5,251		4,676
Additions	815		575
Goodwill at the end of period	¥ 6,066		¥ 5,251	¥ 4,676